FV Measurements (Classification of Fair Value of Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Less: Derivatives classified as held for sale	$ (1)	$ 0
Total assets	166	240
Liabilities
Less: Derivatives classified as held for sale	(1)	0
Total liabilities	617	504
Level 3
Assets
Total assets	32	34
Liabilities
Total liabilities	441	365
Net assets (liabilities)	(409)	(331)
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	5
Liabilities
Total liabilities	4
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	27	34
Liabilities
Total liabilities	437	365
Fair Value, Measurements, Recurring
Assets
Less: Derivatives classified as held for sale	(1)
Total assets	166	240
Liabilities
Less: Derivatives classified as held for sale	(1)
Total liabilities	617	504
Net assets (liabilities)	(451)	(264)
Fair Value, Measurements, Recurring | Other
Assets
Total assets		22
Liabilities
Total liabilities	36	7
Fair Value, Measurements, Recurring | FX forwards | Other
Assets
Total assets		18
Liabilities
Total liabilities	34	7
Fair Value, Measurements, Recurring | Equity derivatives | Other
Assets
Total assets		4
Liabilities
Less: Derivatives classified as held for sale	(2)
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	45	16
Liabilities
Total liabilities	40	76
Fair Value, Measurements, Recurring | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	18	13
Liabilities
Total liabilities	37	73
Fair Value, Measurements, Recurring | Regulatory deferral | FX forwards
Assets
Total assets	27	3
Liabilities
Total liabilities	3	3
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	122	202
Liabilities
Total liabilities	542	421
Fair Value, Measurements, Recurring | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	30	18
Liabilities
Total liabilities	27	24
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	92	184
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	515	397
Fair Value, Measurements, Recurring | Level 1
Assets
Less: Derivatives classified as held for sale	0
Total assets	30	48
Liabilities
Less: Derivatives classified as held for sale	0
Total liabilities	11	56
Net assets (liabilities)	19	(8)
Fair Value, Measurements, Recurring | Level 1 | Other
Assets
Total assets		4
Liabilities
Total liabilities	2	0
Fair Value, Measurements, Recurring | Level 1 | FX forwards | Other
Assets
Total assets		0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Equity derivatives | Other
Assets
Total assets		4
Liabilities
Less: Derivatives classified as held for sale	(2)
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	15	7
Liabilities
Total liabilities	18	43
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	15	7
Liabilities
Total liabilities	18	43
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	15	37
Liabilities
Total liabilities	(9)	13
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	2	(5)
Liabilities
Total liabilities	2	0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	13	42
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	(11)	13
Fair Value, Measurements, Recurring | Level 2
Assets
Less: Derivatives classified as held for sale	(1)
Total assets	104	158
Liabilities
Less: Derivatives classified as held for sale	(1)
Total liabilities	165	83
Net assets (liabilities)	(61)	75
Fair Value, Measurements, Recurring | Level 2 | Other
Assets
Total assets		18
Liabilities
Total liabilities	34	7
Fair Value, Measurements, Recurring | Level 2 | FX forwards | Other
Assets
Total assets		18
Liabilities
Total liabilities	34	7
Fair Value, Measurements, Recurring | Level 2 | Equity derivatives | Other
Assets
Total assets		0
Liabilities
Less: Derivatives classified as held for sale	0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	30	9
Liabilities
Total liabilities	22	33
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	3	6
Liabilities
Total liabilities	19	30
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | FX forwards
Assets
Total assets	27	3
Liabilities
Total liabilities	3	3
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	75	131
Liabilities
Total liabilities	110	43
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	23	23
Liabilities
Total liabilities	21	24
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	52	108
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	89	19
Fair Value, Measurements, Recurring | Level 3
Assets
Less: Derivatives classified as held for sale	0
Total assets	32	34
Liabilities
Less: Derivatives classified as held for sale	0
Total liabilities	441	365
Net assets (liabilities)	(409)	(331)
Fair Value, Measurements, Recurring | Level 3 | Other
Assets
Total assets		0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | FX forwards | Other
Assets
Total assets		0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Equity derivatives | Other
Assets
Total assets		0
Liabilities
Less: Derivatives classified as held for sale	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	32	34
Liabilities
Total liabilities	441	365
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	5	0
Liabilities
Total liabilities	4	0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	27	34
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	$ 437	$ 365